Document and Entity Information	May 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) updates information disclosed in a Current Report on Form 8-K filed on May 13, 2021 (the “Original Form 8-K”) relating to the 2021 Annual Meeting of Shareholders of Genco Shipping & Trading Limited (the “Company”) held on May 13, 2021 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future advisory votes on executive compensation.
Document Period End Date	May 13, 2021
Entity Registrant Name	GENCO SHIPPING & TRADING LIMITED
Entity Incorporation, State or Country Code	1T
Entity File Number	001-33393
Entity Tax Identification Number	98-0439758
Entity Address, Address Line One	299 Park Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10171
City Area Code	646
Local Phone Number	443-8550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001326200
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GNK
Security Exchange Name	NYSE